Stockholders' Deficit - Schedule of Stock Option Activity (Details) (Equity Incentive 2011 Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Incentive 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Common shares, outstanding beginning of period	391,977	114,445
Common shares, granted	8,620,062	378,293
Common shares, exercises	0	(551)
Common shares, forfeited	(1,261,561)	(100,210)
Common shares, outstanding end of period	7,750,478	391,977	114,445
Common shares, excercisable	1,941,115
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, beginning of period	$ 5.87	$ 17.61
Weighted average exercise price, granted	$ 0.26	$ 5.74
Weighted average exercise price, exercised	$ 0.00	$ 2.00
Weighted average exercise price, forfeited	$ 0.49	$ 18.81
Weighted average exercise price, end of period	$ 0.51	$ 5.87	$ 17.61
Weighted average exercise price, exercisable	$ 0.83
Weighted average remaining life (years), outstanding	8 years 1 month	4 years 4 months	4 years 5 months
Weighted average remaining life (years), exercisable	8 years 7 months